UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2012

Date of reporting period: March 31, 2012

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT
March 31, 2012

Scharf Investments, LLC

SCHARF FUND
TABLE OF CONTENTS

To Our Shareholders	1
Expense Example	4
Sector Allocation of Portfolio Assets	6
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Change in Net Assets	11
Financial Highlights	12
Notes to Financial Statements	13
Notice to Shareholders	20
Approval of Investment Advisory Agreement	21
Privacy Notice	23

SCHARF FUND

TO OUR SHAREHOLDERS

PERFORMANCE SINCE INCEPTION 12/30/2011 – 3/31/2012
The Scharf Fund	11.63%
S&P 500® Index (with dividends reinvested)	12.59%

As illustrated in the chart above, the Scharf Fund return was 11.63% compared to the 12.59% total return of the S&P 500® Index in the first quarter ending March 31, 2012.  The key contributors to relative performance for the period were Apple Inc., Microsoft Corp., CME Group Inc. and Advance Auto Parts, Inc.  The key detractors from relative performance were the Fund’s cash holdings, Barrick Gold Corp., Vodafone Group Plc and Novartis International AG.  At period end, the Fund had net assets of $7.9 million.

MARKET COMMENTARY

Wall Street has enjoyed a sharp rally since the announcement of the Federal Reserve’s “Operation Twist” in conjunction with the European Central Bank’s long-term refinancing operation (“LTRO”).  This pattern has become familiar over the past four years with investors vacillating between “risk on” buying and “risk off” selling based on central bank policy.  Since the beginning of 2008, there have been three “risk on” periods and three “risk off” periods where markets have either fallen or risen dramatically over relatively short periods of time.  The Federal Reserve’s current program is scheduled to end this June.  Without further intervention, “risk off” could return at any time.

Elsewhere, the federal government has implemented numerous programs designed to stimulate the economy and prop up the housing market.  The result has been unprecedented deficit spending and a transfer of debt from the private sector to the U.S. taxpayer.  While these programs succeeded in enhancing corporate earnings and raising stock prices, they have done little to improve the real economy.  Employment, real personal income and real gross domestic product (“GDP”) are all nearly flat over the past three years while the foreclosure crisis rages on.

We live in abnormal economic times.  Real interest rates (interest rates minus inflation) are negative, GDP growth is anemic and the stock market is addicted to Federal Reserve intervention.  In fact, the market had one of its worst days of the year after positive economic data caused some members of the Federal Reserve to suggest holding off on another round of easing.

As investors, we face a choice.  Do we invest in securities which benefit from a continuation of unsustainable government intervention or do we invest in securities which benefit from a return to normality?  From our vantage point, relying on an

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extension of the abnormal seems as inappropriate today as it was in 1999 when dot-com stocks defied gravity, or in 2005 when the housing bubble approached its peak.

As such, we remain positioned for a return to a more normal environment.  While we are open to contrary evidence, we believe that the environment should be one of slower economic growth where a portfolio emphasizing high-quality, less cyclical stocks with relatively low valuations has the potential to significantly outperform.

INVESTMENT STRATEGY

While we are always mindful of how economic conditions and current events impact companies, macroeconomic forecasts are not the primary consideration in our decision-making process.  We focus the bulk of our energies on fundamental research and independent company analysis to identify securities which we believe are trading at significant discounts to fair value.  We use a bottom-up, valuation-oriented strategy because stocks with low valuation ratios have often outperformed stocks with higher valuation ratios over the long term.  By purchasing securities when they are at a discount to fair value, we also hope to mitigate downside risk.  In addition, the firm maintains a limited number of portfolios, favoring quality over quantity.  We focus only on our best ideas as we believe owning too many stocks is counterproductive to enhancing risk/reward.  Finally, we are style box agnostic and search for compelling investments in companies large and small, foreign and domestic.  To that end, we are optimistic about the current portfolio and believe the Fund is well positioned for long-term investors.

As an example, Microsoft Corp., the world’s largest software company, was one of the Fund’s largest holdings during the quarter.  Microsoft has a fortress balance sheet with $59 billion in cash.  Microsoft generates annual sales of nearly $70 billion and free cash flow of $24 billion.  With the exception of 2009 when the credit crisis caused earnings to fall, Microsoft has increased earnings per share every fiscal year since the company went public.  Importantly, the company has invested in new products and is set to benefit from the launch of Windows 8 later this year.  Despite this, Microsoft’s valuation is currently near historical lows and has what we believe to be an outstanding favorability ratio (a metric we use to measure upside return potential relative to downside risk).

IN CLOSING

For nearly 30 years, Scharf Investments has operated as an independent employee-owned firm dedicated to providing the highest quality investment management services.  During this time, the Firm has established a track record based on a disciplined investment approach.  That approach continues today with the Scharf Fund.

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One of our core beliefs has always been that our personal interests should be aligned with those of our clients.  As such, every member of our investment team is invested alongside our clients.  On a personal level, as the first and largest shareholders in the Fund, my family also has a significant interest in the Fund’s success.  As a shareholder, you can take great comfort in the knowledge that having our own money invested alongside yours should act as a powerful motivator to sharpen our focus and avoid excessive risks.

We thank you for the trust and confidence you have placed in us.  We welcome your comments and questions.

Brian Krawez
President and Portfolio Manager

Mutual fund investing involves risk.  Principal loss is possible.  The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to volatility than a diversified fund.  The Fund may invest in securities representing equity or debt.  These securities may be issued by small- and medium-sized companies, which involve additional risks such as limited liquidity and greater volatility.  The Fund may invest in foreign securities which involve greater volatility, political, economic and currency risks, and differences in accounting methods.  The Fund may invest in ETFs or mutual funds, the risks of owning either generally reflecting the risks of owning the underlying securities held by the ETF or mutual fund.  The Fund follows an investment style that favors relatively low valuations.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment in lower-rated, non-rated and distressed securities presents a greater risk of loss to principal and interest than higher-rated securities.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

Free cash flow is revenue less operating expenses including interest expense and maintenance capital spending.  It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

The information provided herein represents the opinion of the fund manager and is not intended to be a forecast of future events or a guarantee of future results.

Fund holdings and sector allocations are subject to change at any time and should not be considered recommendations to buy or sell any security.  Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

Must be preceded or accompanied by a prospectus.  Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

The Scharf Fund is distributed by Quasar Distributors, LLC.

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EXPENSE EXAMPLE at March 31, 2012 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees, and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. The Scharf Fund is a no-load mutual fund. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (12/30/11 – 3/31/12).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.25% per the operating expenses limitation agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in the first line of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and will not help you determine the relative total costs of owning different funds, as they may charge transaction costs, such as sales charges (loads), redemption fees, or exchange fees.

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EXPENSE EXAMPLE at March 31, 2012 (Unaudited), Continued

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	12/30/11	3/31/12	12/30/11 – 3/31/12
Actual	$1,000.00	$1,116.30	$3.36
Hypothetical (5% return	$1,000.00	$1,009.53	$3.19
before expenses)

*
Expenses are equal to the Fund’s annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 93 (days in most recent fiscal half-year)/366 days to reflect the one-half year expense.

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SECTOR ALLOCATION OF PORTFOLIO ASSETS at March 31, 2012 (Unaudited)

13%
5%
7%
4%
2%
5%
8%
5%
14%
13%
1%
23%
Consumer Discretionary – 5%
Healthcare – 23%
Consumer Staples – 7%
Information Technology – 14%
Defense – 4%
Mining – 5%
Energy – 8%
Telecommunications – 5%
Finance and Insurance – 13%
Exchange-Traded Funds – 2%
Food Services – 1%
Money Market Funds – 13%

Percentages represent market value as a percentage of total investments.

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SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited)

Shares	COMMON STOCKS – 87.42%	Value
	Aerospace and Defense – 3.82%
3,345	Lockheed Martin Corp.	$300,582
	Automotive Parts and Accessories – Retail – 4.87%
4,331	Advance Auto Parts, Inc.	383,597
	Business Services – 3.00%
1,134	International Business Machines Corp.	236,609
	Conglomerates – 6.51%
3,584	Berkshire Hathaway, Inc. – Class B (a)	290,841
5,564	Loews Corp.	221,837
		512,678
	Direct Health and Medical
	Insurance Carriers – 3.41%
5,839	Aflac, Inc.	268,535
	Drug Distribution – Wholesale – 4.46%
4,000	McKesson Corp.	351,080
	Drug Stores – 3.81%
6,703	CVS Caremark Corp.	300,295
	Electronic Computer Manufacturing – 5.07%
666	Apple, Inc. (a)	399,247
	Food Manufacturing – 3.22%
6,677	Kraft Foods, Inc. – Class A	253,793
	Gold Ore Mining – 4.96%
8,981	Barrick Gold Corp. (b)	390,494
	Life Science Tools – 3.01%
4,861	Life Technologies Corp. (a)	237,314
	Petroleum Refining – 8.85%
2,940	Chevron Corp.	315,285
7,463	Total SA – ADR	381,509
		696,794
	Pharmaceutical Preparation
	and Manufacturing – 12.89%
2,809	Abbott Laboratories	172,164
2,172	Johnson & Johnson	143,265
7,088	Novartis AG – ADR	392,746
7,911	Sanofi – ADR	306,551
		1,014,726

The accompanying notes are an integral part of these financial statements.

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SCHEDULE OF INVESTMENTS at March 31, 2012 (Unaudited), Continued

Shares		Value
	Restaurants – 0.67%
535	McDonalds Corp.	$52,483
	Scientific Instrument Manufacturing – 3.30%
4,614	Thermo Fisher Scientific, Inc.	260,137
	Securities and Commodity Exchanges – 3.56%
969	CME Group, Inc.	280,361
	Software Publishers – 7.06%
12,096	Microsoft Corp.	390,096
5,699	Oracle Corp.	166,183
		556,279
	Wireless Telecomm Carriers – 4.94%
14,056	Vodafone Group PLC – ADR	388,930
	TOTAL COMMON STOCKS
	(Cost $6,654,254)	6,883,934

Shares	EXCHANGE-TRADED FUNDS – 2.23%
3,541	Market Vectors Gold Miners ETF	175,527
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $190,173)	175,527

	SHORT-TERM INVESTMENTS – 14.00%
1,102,700	First American Tax Free Obligations
	Fund – Class Z, 0.0% (c)	1,102,700
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,102,700)	1,102,700
	Total Investments in Securities
	(Cost $7,947,126) – 103.65%	8,162,161
	Liabilities in Excess of Other Assets – (3.65)%	(287,268)
	NET ASSETS – 100.00%	$7,874,893

(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	Rate shown is the 7-day yield as of March 31, 2012.
ADR	American Depository Receipt
ETF	Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2012 (Unaudited)

ASSETS
Investments in securities, at value (identified cost $7,947,126)	$8,162,161
Receivables:
Due from Adviser (Note 4)	6,281
Dividends and interest	13,202
Fund shares issued	267,993
Prepaid expenses	1,747
Total assets	8,451,384
LIABILITIES
Payables:
Investments purchased	542,421
Administration and fund accounting fees	12,431
Custody fees	6,250
Audit fees	4,822
Transfer agent fees and expenses	4,474
Chief Compliance Officer fee	2,918
Legal fees	1,925
Shareholder reporting	730
Shareholder servicing fees	520
Total liabilities	576,491
NET ASSETS	$7,874,893
CALCULATION OF NET ASSET VALUE PER SHARE
Net assets applicable to shares outstanding	$7,874,893
Shares issued and outstanding [unlimited number
of shares (par value $0.01) authorized]	293,905
Net asset value, offering and redemption price per share	$26.79
COMPOSITION OF NET ASSETS
Paid-in capital	$7,640,882
Undistributed net investment income	11,895
Accumulated net realized gain from investments	7,081
Net unrealized appreciation on investments	215,035
Net assets	$7,874,893

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENT OF OPERATIONS For the Period Ended March 31, 2012 (Unaudited)*

INVESTMENT INCOME
Income
Dividends	$22,821
Total income	22,821
Expenses
Adminstration and fund accounting fees (Note 4)	12,431
Advisory fees (Note 4)	8,654
Custody fees (Note 4)	6,250
Audit fees	4,822
Transfer agent fees and expenses (Note 4)	4,474
Chief Compliance Officer fee (Note 4)	2,918
Legal fees	1,942
Trustee fees	973
Shareholder servicing fees (Note 5)	874
Reports to shareholders	730
Miscellaneous expenses	396
Registration fees	279
Total expenses	44,743
Less: advisory fee waiver and expense reimbursement (Note 4)	(33,817)
Net expenses	10,926
Net investment income	11,895

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	7,081
Net change in unrealized appreciation on investments	215,035
Net realized and unrealized gain on investments	222,116
Net Increase in Net Assets Resulting from Operations	$234,011

*	Commencement of operations on December 30, 2011.

The accompanying notes are an integral part of these financial statements.

SCHARF FUND

STATEMENT OF CHANGES IN NET ASSETS

December 30, 2011**
to
March 31, 2012
(Unaudited)
INCREASE IN NET ASSETS FROM:
OPERATIONS
Net investment income	$11,895
Net realized gain from investments	7,081
Net change in unrealized appreciation on investments	215,035
Net increase in net assets resulting from operations	234,011
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	7,640,882
Total increase in net assets	7,874,893
NET ASSETS
Beginning of period	—
End of period	$7,874,893
Undistributed net investment income	$11,895

(a)	A summary of share transactions is as follows:

	December 30, 2011**
	to
	March 31, 2012
	(Unaudited)
	Shares	Paid-in Capital
Shares sold	294,652	$7,660,559
Shares redeemed*	(747)	(19,677)
Net increase	293,905	$7,640,882
* Net of redemption fees of		$400

**Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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FINANCIAL HIGHLIGHTS For a share outstanding throughout each period

	December 30, 2011*
	to
	March 31, 2012
	(Unaudited)
Net asset value, beginning of period	$24.00

Income from investment operations:
Net investment income	0.09	^
Net realized and unrealized gain on investments	2.70
Total from investment operations	2.79
Paid-in capital from redemption fees	0.00	^#
Net asset value, end of period	$26.79

Total return	11.63	%‡

Ratios/supplemental data:
Net assets, end of period (thousands)	$7,875
Ratio of expenses to average net assets:
Before expense reimbursement	5.10	%†
After expense reimbursement	1.25	%†
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	(2.50	%)†
After expense reimbursement	1.35	%†
Portfolio turnover rate	1.13	%‡

*	Commencement of operations.
^	Based on average shares outstanding.
†	Annualized.
‡	Not annualized.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

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NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited)

NOTE 1 – ORGANIZATION

The Scharf Fund (the “Fund”) is a diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company.  The investment objective of the Fund is to seek long-term capital appreciation.  The Fund commenced operations on December 30, 2011.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2012 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date. Realized gains and losses on securities sold are calculated on the basis of specified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.

The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which differs from accounting principles generally accepted in the United States of

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NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

D.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Redemption Fees: The Fund charges a 2.00% redemption fee to shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.  During the period ended March 31, 2012, the Fund retained $400 in redemption fees.

G.
Events Subsequent to the Fiscal Period End:  In preparing the financial statements as of March 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price.  Investments in open-end funds are valued at their net asset value per share.  To the extent, these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

Short-Term Securities:  Short-term securities having a maturity of 60 days or less are valued at amortized cost, which approximates market value.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2012:

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NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$383,597	$—	$—	$383,597
Consumer Staples	554,088	—	—	554,088
Defense	300,582	—	—	300,582
Energy	696,794	—	—	696,794
Finance and Insurance	1,061,574	—	—	1,061,574
Food Services	52,483	—	—	52,483
Healthcare	1,863,257	—	—	1,863,257
Information Technology	1,192,135	—	—	1,192,135
Mining	390,494	—	—	390,494
Telecommunications	388,930	—	—	388,930
Total Common Stocks	6,883,934	—	—	6,883,934
Exchange-Traded Funds	175,527	—	—	175,527
Short-Term Investments	1,102,700	—	—	1,102,700
Total Investments in Securities	$8,162,161	$—	$—	$8,162,161

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at March 31, 2012, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended March 31, 2012.

New Accounting Pronouncement: On May 12, 2011, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update (“ASU”) modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement. The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, the ASU requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers, ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of the ASU is for interim and annual periods beginning after December 15, 2011. At this time, the Fund is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

SCHARF FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. The Fund is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

NOTE 4 –	INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has an investment advisory agreement with Scharf Investments, LLC (the “Adviser”) pursuant to which the Adviser is responsible for providing investment management services to the Fund.  The Adviser furnished all investment advice, office space and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Adviser is entitled to a fee, computed daily and payable monthly.  The Fund pays fees calculated at an annual rate of 0.99% based upon the average daily net assets of the Fund.  For the period ended March 31, 2012, the Fund incurred $8,654 in advisory fees.

The Fund is responsible for its own operating expenses. The Adviser has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the aggregate annual operating expenses to 1.25% of average daily net assets of the Fund.  Any such reduction made by the Adviser in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Adviser, if so requested by the Adviser, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses.  The Adviser is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses.  For the period ended March 31, 2012, the Adviser reduced its fees in the amount of $33,817 for the Fund.

Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Year	Amount
2015	$33,817

SCHARF FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  Pursuant to the Administration Agreement, the Administrator receives from the Fund, a combined fee for fund accounting and fund administration services. For the period ended March 31, 2012, the Fund incurred $12,431 in administration and fund accounting fees.

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the transfer agent to the Fund.  For the period ended March 31, 2012, the Fund incurred $3,015 in transfer agent fees (excluding out-of-pocket expenses).  U.S. Bank N.A., an affiliate of USBFS, serves as the Fund’s custodian. For the period ended March 31, 2012, the Fund incurred $6,250 in custody fees.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Trust are employees of the Administrator.

For the period ended March 31, 2012, the Fund was allocated $2,918 of the Chief Compliance Officer fee.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Fund has entered into a Shareholder Servicing Agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of 0.10% of the average daily net assets of the Fund.  Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the period ended March 31, 2012, the Fund incurred shareholder servicing fees of $874, under the Agreement.

SCHARF FUND

NOTES TO FINANCIAL STATEMENTS at March 31, 2012 (Unaudited), Continued

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the period ended March 31, 2012, the cost of purchases and the proceeds from sales of securities (excluding short-term securities) were $6,885,461 and $48,116, respectively.

NOTE 7 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The cost basis of investments for federal income tax purposes at March 31, 2012 was as follows (because tax adjustments are calculated annually, these amounts do not reflect tax adjustments since the Fund did not have a full fiscal year):

Cost of investments	$7,947,126
Gross tax unrealized appreciation	$289,498
Gross tax unrealized depreciation	(74,463)
Net tax unrealized appreciation	$215,035

The Fund did not make a distribution during the period ended March 31, 2012.

SCHARF FUND

NOTICE TO SHAREHOLDERS at March 31, 2012 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling 1-866-572-4273 (1-866-5SCHARF) or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling 1-866-572-4273 (1-866-5SCHARF).  Furthermore, once filed you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090. Information included in the Fund’s Form N-Q is also available by calling 1-866-572-4273 (1-866-5SCHARF).

SCHARF FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on December 6-8, 2011, the Board of Trustees of Advisors Series Trust, including the persons who are Independent Trustees as defined under the Investment Company Act, considered and approved the initial Advisory Agreement for the Scharf Fund (the “Fund”) for a period not to exceed two years.  Prior to this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services expected to be provided by the Adviser to the Fund under the Advisory Agreement.  This information formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the initial Advisory Agreement:

The full Board, which includes a majority of Independent Trustees, took into consideration, among other things, the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement.  The Board considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio manager, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record and business continuity plan.  The Board also considered the Adviser’s business plan, noting that the Adviser had been managing private institutional accounts since 1983 and that the Adviser currently manages accounts with substantially similar objectives, policies, strategies and risks as the Fund.  After discussion, the Board concluded that the Adviser has the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services will be satisfactory.

The Trustees then discussed the expected costs of the services to be provided by the Adviser and the structure of the Adviser’s fees under the Advisory Agreement.  In considering the advisory fee and anticipated total fees and expenses of the Fund, the Board reviewed and compared the Fund’s anticipated fees and expenses to those funds in its Lipper peer groups, as well as the fees and expenses for similar types of accounts managed by the Adviser.  The Board viewed such information as a whole as useful in assessing whether the Adviser would be able to provide services at a cost that was competitive with other similar funds and consistent with an arm’s length bargaining process.  The Trustees also took into account the proposed expense waivers.

SCHARF FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited), Continued

The Board noted that the Adviser was agreeing to waive its advisory fees or reimburse the Fund for certain of its expenses to the extent necessary to maintain an annual expense ratio, excluding acquired fund fees and expenses, of 1.25% (the “Expense Cap”).

The Board noted that the Fund’s expected total operating expenses were below the peer group median and average, though the expected contractual advisory fee was above its peer group median and average. The Board also noted that the Fund’s expected contractual advisory fee was less than the fee charged by the Adviser to many of its separately managed account clients.

The Board concluded that the fees to be paid to the Adviser were fair and reasonable.

The Board also considered economies of scale that would be expected to be realized by the Adviser as the assets of the Fund grew.  The Board noted that the Adviser would be contractually agreeing to reduce its advisory fees or reimburse Fund expenses indefinitely, but in no event for less than a one year term, so that the Fund does not exceed the Expense Cap.  The Board concluded that there were no effective economies of scale to be shared by the Adviser at this time, but indicated that this issue would be revisited in the future as circumstances changed and asset levels increased.

The Board then considered the profits expected to be realized by the Adviser from its relationship with the Fund.  The Board reviewed the Adviser’s financial information and took into account both the expected direct benefits and the indirect benefits to the Adviser from advising the Fund.  The Board considered the expected profitability to the Adviser from its relationship with the Fund and considered any additional benefits that may be derived by the Adviser from its relationship with the Fund.  After such review, the Board determined that the expected profitability to the Adviser with respect to the Advisory Agreement was not excessive, and that the Adviser should be able to maintain adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangement with the Adviser, including advisory fees, was fair and reasonable to the Fund.  The Board, including a majority of Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

SCHARF FUND

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us orally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Investment Adviser
Scharf Investments, LLC
5619 Scotts Valley Drive, Suite 140
Scotts Valley, CA 95066

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(866) 572-4273

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul Hastings LLP
77 East 55th Street
New York, NY 10022

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus please call (866)-5SCHARF.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*     /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/1/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    6/1/12

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    6/1/12

* Print the name and title of each signing officer under his or her signature